Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Percentage of accounts receivable from ten largest customers	78.00%		79.00%
Expected credit loss decrease increase	$ 3.6	$ 0.5
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Discount for lack of marketability percentage	10.00%		10.00%
Decrease in fair value due to lack of marketability increase by 1%	$ (46.2)		$ (39.0)
Percentage increase in the discount for lack of marketability	1.00%		1.00%
Equity Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)	(10.00%)
Assumed change in risk, monetary effect	$ (532.9)	$ (419.3)
Currency Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)	(10.00%)
Assumed change in risk, monetary effect	$ (1,066.8)	$ (519.6)
Interest rate risk [member] | Fixed Income Securities [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(1.00%)	(1.00%)
Assumed change in risk, monetary effect	$ (3,713.1)	$ (3,153.0)